Significant Accounting Policies - Recent Accounting Pronouncements, Segment Reporting (Details)	12 Months Ended
Dec. 31, 2024 Director Segment Fleet
Segment Reporting [Abstract]
Number of reportable segments	2
Number of directors included on Executive Committee | Director	2
Number of Fleets | Fleet	2
Dry Bulk Segment [Member]
Segment Reporting [Abstract]
Number of reportable segments	1
Tanker Segment [Member]
Segment Reporting [Abstract]
Number of reportable segments	1